FVM - Valuation adjustments: Own credit adjustments on financial liabilities designated at fair value (Detail) - Included in Other comprehensive income - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Recognized during the period
Realized gain / (loss)	$ 8	$ 1	$ 6	$ 9	$ 6
Unrealized gain / (loss)	(1,103)	1,156	66	53	(260)
Total gain / (loss), before tax	(1,095)	1,156	72	62	(254)
Recognized on the balance sheet as of the end of the period
Unrealized life-to-date gain / (loss)	$ (31)	$ 1,069	$ 60	$ (31)	$ 60